Quarterly Holdings Report
for

Fidelity® Puritan® K6 Fund

November 30, 2019

PUR-K6-QTLY-0120
1.9893906.100

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.8%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,149	$69,216
Entertainment - 1.4%
Activision Blizzard, Inc.	8,109	444,616
Electronic Arts, Inc. (a)	804	81,212
LiveXLive Media, Inc. (a)	25,219	48,420
The Walt Disney Co.	6,366	964,958
		1,539,206
Interactive Media & Services - 5.9%
Alphabet, Inc. Class C (a)	3,037	3,963,164
Facebook, Inc. Class A (a)	11,319	2,282,363
		6,245,527
Media - 0.8%
Comcast Corp. Class A	18,475	815,671
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	5,894	462,974

TOTAL COMMUNICATION SERVICES		9,132,594

CONSUMER DISCRETIONARY - 7.7%
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A (a)	683	29,369
Hotels, Restaurants & Leisure - 0.9%
Compass Group PLC	10,712	262,470
McDonald's Corp.	2,668	518,873
Penn National Gaming, Inc. (a)	1,032	23,767
Restaurant Brands International, Inc.	2,134	140,092
		945,202
Household Durables - 0.2%
D.R. Horton, Inc.	3,188	176,456
Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,699	339,800
Amazon.com, Inc. (a)	1,439	2,591,351
The Booking Holdings, Inc. (a)	179	340,821
		3,271,972
Multiline Retail - 0.8%
Dollar General Corp.	2,317	364,603
Dollar Tree, Inc. (a)	5,728	523,883
		888,486
Specialty Retail - 1.5%
Lowe's Companies, Inc.	4,122	483,552
The Home Depot, Inc.	2,964	653,592
TJX Companies, Inc.	8,239	503,650
		1,640,794
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	5,700	211,142
LVMH Moet Hennessy Louis Vuitton SE	1,073	480,384
NIKE, Inc. Class B	6,325	591,324
Tapestry, Inc.	1,070	28,772
		1,311,622

TOTAL CONSUMER DISCRETIONARY		8,263,901

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Keurig Dr. Pepper, Inc.	6,577	203,492
Monster Beverage Corp. (a)	4,762	284,863
PepsiCo, Inc.	1,725	234,307
The Coca-Cola Co.	14,267	761,858
		1,484,520
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,476	442,520
Kroger Co.	800	21,872
Walmart, Inc.	9,073	1,080,504
		1,544,896
Household Products - 0.2%
Kimberly-Clark Corp.	990	134,977
Procter & Gamble Co.	405	49,434
		184,411
Personal Products - 0.2%
Coty, Inc. Class A	4,908	56,638
Estee Lauder Companies, Inc. Class A	595	116,305
L'Oreal SA (a)	40	11,401
		184,344
Tobacco - 0.4%
Altria Group, Inc.	10,015	497,746

TOTAL CONSUMER STAPLES		3,895,917

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Hess Corp.	11,802	732,786
Noble Energy, Inc.	1,725	35,811
Pioneer Natural Resources Co.	2,376	303,748
		1,072,345
FINANCIALS - 10.0%
Banks - 5.1%
Bank of America Corp.	54,828	1,826,869
Citigroup, Inc.	498	37,410
HDFC Bank Ltd. sponsored ADR	1,308	80,769
JPMorgan Chase & Co.	16,480	2,171,405
M&T Bank Corp.	964	158,809
SunTrust Banks, Inc.	1,819	128,858
Wells Fargo & Co.	19,364	1,054,563
		5,458,683
Capital Markets - 3.0%
CME Group, Inc.	2,834	574,537
Intercontinental Exchange, Inc.	2,379	224,030
London Stock Exchange Group PLC	3,600	320,118
Moody's Corp.	1,837	416,393
Morningstar, Inc.	1,630	256,073
MSCI, Inc.	1,695	439,327
S&P Global, Inc.	2,178	576,408
The Blackstone Group LP	5,155	279,504
Tradeweb Markets, Inc. Class A	2,421	108,291
		3,194,681
Consumer Finance - 0.7%
American Express Co.	5,767	692,732
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	4,440	978,132
Insurance - 0.3%
American International Group, Inc.	5,978	314,801

TOTAL FINANCIALS		10,639,029

HEALTH CARE - 10.6%
Biotechnology - 2.7%
AbbVie, Inc.	6,569	576,298
ACADIA Pharmaceuticals, Inc. (a)	2,636	119,384
Acceleron Pharma, Inc. (a)	721	35,300
Amgen, Inc.	5,317	1,248,006
Blueprint Medicines Corp. (a)	463	37,985
Neurocrine Biosciences, Inc. (a)	1,411	164,537
Vertex Pharmaceuticals, Inc. (a)	3,067	680,107
		2,861,617
Health Care Equipment & Supplies - 3.9%
Alcon, Inc. (a)	1,187	65,629
Becton, Dickinson & Co.	2,362	610,577
Boston Scientific Corp. (a)	17,671	764,271
Danaher Corp.	6,321	922,740
DexCom, Inc. (a)	634	144,115
Edwards Lifesciences Corp. (a)	942	230,733
Hologic, Inc. (a)	3,795	194,759
Intuitive Surgical, Inc. (a)	1,007	597,050
Stryker Corp.	3,246	664,976
		4,194,850
Health Care Providers & Services - 1.6%
Centene Corp. (a)	2,537	153,412
Cigna Corp.	2,058	411,435
Humana, Inc.	796	271,619
UnitedHealth Group, Inc.	3,213	899,222
		1,735,688
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	2,561	166,183
Bruker Corp.	7,017	359,200
Thermo Fisher Scientific, Inc.	2,080	653,016
		1,178,399
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	13,182	639,063
Eli Lilly & Co.	484	56,797
Roche Holding AG (participation certificate)	524	161,546
Zoetis, Inc. Class A	4,090	492,927
		1,350,333

TOTAL HEALTH CARE		11,320,887

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.4%
Harris Corp.	276	55,501
Northrop Grumman Corp.	2,836	997,620
The Boeing Co.	231	84,588
TransDigm Group, Inc.	629	356,706
		1,494,415
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	2,401	287,472
Airlines - 0.2%
Delta Air Lines, Inc.	3,038	174,108
Building Products - 0.1%
Owens Corning	1,044	70,011
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	591	52,599
Edenred SA	2,400	119,127
		171,726
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	2,726	251,037
Electrical Equipment - 0.8%
AMETEK, Inc.	6,055	599,506
Generac Holdings, Inc. (a)	984	96,924
Rockwell Automation, Inc.	668	130,821
		827,251
Industrial Conglomerates - 0.6%
General Electric Co.	59,348	668,852
Machinery - 0.7%
Gardner Denver Holdings, Inc. (a)	7,017	237,666
Ingersoll-Rand PLC	1,556	204,007
ITT, Inc.	219	15,282
PACCAR, Inc.	1,425	115,952
Parker Hannifin Corp.	893	177,519
		750,426
Professional Services - 0.5%
Experian PLC	1,900	63,025
IHS Markit Ltd. (a)	6,468	469,900
		532,925
Road & Rail - 1.2%
Lyft, Inc.	9,158	448,559
Uber Technologies, Inc.	11,446	338,802
Union Pacific Corp.	2,719	478,517
		1,265,878

TOTAL INDUSTRIALS		6,494,101

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	4,837	219,164
IT Services - 4.5%
Accenture PLC Class A	3,652	734,636
Automatic Data Processing, Inc.	923	157,630
Black Knight, Inc. (a)	3,290	207,303
Fidelity National Information Services, Inc.	6,303	870,759
Global Payments, Inc.	1,060	191,966
MasterCard, Inc. Class A	3,901	1,139,989
MongoDB, Inc. Class A (a)	1,024	152,269
Visa, Inc. Class A	7,282	1,343,602
		4,798,154
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	5,648	221,119
Analog Devices, Inc.	4,481	506,129
ASML Holding NV	2,201	595,635
Broadcom, Inc.	523	165,378
Lam Research Corp.	1,732	462,150
Marvell Technology Group Ltd.	14,514	382,734
Micron Technology, Inc. (a)	8,587	407,968
NVIDIA Corp.	3,874	839,651
NXP Semiconductors NV	2,201	254,392
Qualcomm, Inc.	8,000	668,400
Xilinx, Inc.	1,095	101,594
		4,605,150
Software - 5.8%
Adobe, Inc. (a)	3,195	988,948
DocuSign, Inc. (a)	561	39,949
HubSpot, Inc. (a)	300	45,300
Intuit, Inc.	450	116,501
Microsoft Corp.	27,932	4,228,347
Salesforce.com, Inc. (a)	3,381	550,731
Workday, Inc. Class A (a)	1,192	213,511
		6,183,287
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	9,515	2,542,884

TOTAL INFORMATION TECHNOLOGY		18,348,639

MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	1,195	282,414
CF Industries Holdings, Inc.	8,931	412,702
Linde PLC	2,048	422,318
Sherwin-Williams Co.	676	394,196
		1,511,630
Containers & Packaging - 0.4%
Avery Dennison Corp.	3,100	404,147
Metals & Mining - 0.4%
Barrick Gold Corp.	28,254	474,667

TOTAL MATERIALS		2,390,444

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	4,839	1,035,691
Crown Castle International Corp.	5,739	767,075
Equinix, Inc.	911	516,400
Equity Residential (SBI)	1,492	126,969
Prologis, Inc.	885	81,022
		2,527,157
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	1,482	346,521
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	4,703	124,771

TOTAL UTILITIES		471,292

TOTAL COMMON STOCKS
(Cost $69,288,381)		74,556,306

Fixed-Income Funds - 30.0%
Fidelity High Income Central Fund (b)	46,576	5,151,361
Fidelity Investment Grade Bond Central Fund (b)	238,823	26,891,455
TOTAL FIXED-INCOME FUNDS
(Cost $32,093,598)		32,042,816

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.61% (c)
(Cost $481,673)	481,576	481,673
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $101,863,652)		107,080,795
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(223,455)
NET ASSETS - 100%		$106,857,340

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,888
Fidelity High Income Central Fund	72,043
Fidelity Investment Grade Bond Central Fund	188,184
Total	$266,115

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$4,208,799	$1,113,711	$140,127	$(883)	$(30,139)	$5,151,361	0.2%
Fidelity Investment Grade Bond Central Fund	22,476,266	5,689,555	1,098,460	(10,607)	(165,299)	26,891,455	0.1%
Total	$26,685,065	$6,803,266	$1,238,587	$(11,490)	$(195,438)	$32,042,816

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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